Selected Quarterly Financial Information (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2012	May. 31, 2015	May. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Selected Quarterly Financial Information (unaudited) [Abstract]
Total revenues	$ 340	$ 806	$ 495	$ 763	$ 898	$ 1,355	$ 1,026	$ 1,966	$ 1,868	$ 2,064	$ 2,404	$ 5,243	$ 5,371
Cost of product sales	581	575	556	1,309	1,132	2,134	2,280	700	3,436	2,440	3,021	6,245	2,384
Loss from operations	(6,106)	(7,715)	(7,216)	(8,220)	(7,339)	(9,317)	(9,014)	(6,921)	(19,986)	(23,151)	(29,257)	(32,590)	(28,802)
Net loss	$ (6,164)	$ (7,727)	$ (7,225)	$ (8,205)	$ (7,331)	$ (9,323)	$ (8,966)	$ (6,894)	$ (19,982)	$ (23,157)	$ (29,321)	$ (32,511)	$ (29,410)
Basic and diluted net loss per share	$ (1.04)	$ (1.35)	$ (2.32)	$ (2.64)	$ (2.32)	$ (3.04)	$ (2.88)	$ (2.24)	$ (3.31)	$ (5.76)	$ (6.48)	$ (10.48)	$ (17.44)